Income Taxes (Effective Income Tax Rate Reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income before income taxes	$ 1,030,000	$ 1,356,000	$ 1,603,000	$ 1,256,000	$ 937,000	$ 1,333,000	$ 1,538,000	$ 1,789,000	$ 5,245,000	$ 5,597,000	$ 5,975,000
Assumed tax rate									21.00%	34.00%	34.00%
Federal tax at statutory rate									$ 1,101,000	$ 1,903,000	$ 2,032,000
Tax-exempt interest									(271,000)	(443,000)	(427,000)
Net earnings on BOLI									(50,000)	(75,000)	(84,000)
Gain from life insurance proceeds											(124,000)
Dividend from unconsolidated subsidiary									(10,000)	(17,000)	(15,000)
Stock-based compensation									19,000	24,000	23,000
Federal tax credits									(901,000)	(722,000)	(572,000)
Merger and acquisition expenses									33,000
Tax reform adjustment										416,000
Defined benefit prior year contribution, net of other PTR adjustments									(198,000)
Basis difference related to LCB investments prior to acquisition									(406,000)
Other permanent differences									24,000	(26,000)	(14,000)
Total tax (benefit) expense	$ (187,000)	$ (29,000)	$ (372,000)	$ (71,000)	$ 359,000	$ 127,000	$ 244,000	$ 330,000	$ (659,000)	$ 1,060,000	$ 819,000
Effective tax rate									(12.60%)	18.90%	13.70%